Loss per share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Schedule of anti-dilutive securities
The weighted average outstanding number and type of securities that could potentially dilute basic net income per share in the future but would have decreased the loss per share (anti-dilutive) for the periods in which the Company is in a net loss position are as follows:

	Three months ended March 31,
	2022	2021
	#	#
Stock options	1,027,646	1,154,738
DSUs	60,380	46,872
RSUs	48,341	—
	1,136,367	1,201,610